United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 09/30/2006

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
"Address: 1835 Market Street, Suite 500"
"         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is "authorized to submit it, that all information contained herein is true, " "correct and complete, and that it is understood that all required items," "statements, schedules, lists and tables, are considered integral parts" of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
"Signature, Place, and Date of Signing:"
"Paulette Greenwell, Philadelphia, PA     November 13, 2006"

Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Entry Total: 250489
                                        (Thousands










       				FORM 13F INFORMATION TABLE

	TITLE OF 		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER          	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS     	SOLE    	SHARED 	NONE

3M Company	COM	88579y101	2245	30162	SH		SOLE				30162
A F L A C Inc.	COM	1055102	5643	123314	SH		SOLE				123314
Abbott Laboratories	COM	2824100	468	9630	SH		SOLE				9630
Alberto Culver	COM	13068101	3700	73144	SH		SOLE				73144
American International Group	COM	26874107	4627	69824	SH		SOLE				69616
Anheuser Busch Co. Inc.	COM	35229103	4681	98524	SH		SOLE				98524
Aqua America	COM	03836w103	777	35392	SH		SOLE				35392
Artesian Resources Corp.  Clas	COM	43113208	834	44330	SH		SOLE				44330
Automatic Data Processing	COM	53015103	4624	97667	SH		SOLE				97667
BP plc	COM	55622104	1492	22750	SH		SOLE				22750
Berkshire Hathaway Class B	COM	84670207	3314	1044	SH		SOLE				1044
"Best Buy Company, Inc."	COM	86516101	279	5205	SH		SOLE				5205
Black & Decker Corp	COM	91797100	7331	92393	SH		SOLE				92393
Boeing Co.	COM	97023105	7533	95535	SH		SOLE				95535
Bristol Myers Squibb Co.	COM	110122108	205	8244	SH		SOLE				8244
CBS	COM	124857202	2019	71674	SH		SOLE				71225
Campbell Soup	COM	134429109	1349	36955	SH		SOLE				36955
Colgate Palmolive	COM	194162103	5184	83481	SH		SOLE				83481
Cooper Industries Inc.	COM	216648402	5927	69550	SH		SOLE				69550
D.R. Horton Inc.	COM	23331a109	3011	125730	SH		SOLE				125730
Dean Foods Company	COM	242370104	5259	125162	SH		SOLE				125162
Diebold Incorporated	COM	253651103	1218	27980	SH		SOLE				27980
Dow Chemical Co	COM	260543103	205	5265	SH		SOLE				5265
DuPont	COM	263534109	6086	142065	SH		SOLE				142065
Enerplus Resources Fund	COM	29274d604	4370	86904	SH		SOLE				86904
Exxon Mobil Corp.	COM	30231g102	10148	151232	SH		SOLE				151232
FedEx Corporation	COM	31428x106	9896	91059	SH		SOLE				89459
First American Corporation	COM	318522307	5864	138497	SH		SOLE				138497
Fortune Brands Inc.	COM	349631101	7071	94142	SH		SOLE				94142
General Electric Co.	COM	369604103	9012	255309	SH		SOLE				255309
GlaxoSmithKline ADR	COM	37733w105	6288	118137	SH		SOLE				118137
Green Mountain Power Corp.	COM	393154109	2509	75195	SH		SOLE				75195
H&R Block	COM	93671105	2261	103980	SH		SOLE				103980
H.J. Heinz Co.	COM	423074103	5590	133321	SH		SOLE				133321
Harley Davidson	COM	412822108	610	9728	SH		SOLE				9728
"Home Depot, Inc."	COM	437076102	5919	163180	SH		SOLE				163180
Illinois Tool Works Inc	COM	452308109	446	9930	SH		SOLE				9930
International Business Machine	COM	459200101	8826	107712	SH		SOLE				107612
Iron Mountain Inc.	COM	462846106	317	7380	SH		SOLE				7380
J P Morgan Chase & Co.	COM	46625h100	5890	125422	SH		SOLE				125422
"Johnson & Johnson, Inc."	COM	478160104	8846	136215	SH		SOLE				136215
Keyspan Energy	COM	49337w100	739	17952	SH		SOLE				17952
Liberty Media Capital A	COM	53071M401	285	3412	SH		SOLE				3412
Liberty Media Interactive A	COM	53071M104	1972	96780	SH		SOLE				96780
Mc Donalds Corp.	COM	580135101	2645	67602	SH		SOLE				66602
Medtronics	COM	585055106	3807	81974	SH		SOLE				81974
Merck & Co.	COM	589331107	348	8300	SH		SOLE				8300
Microsoft	COM	594918104	7977	291675	SH		SOLE				291675
Pepsico	COM	713448108	5364	82191	SH		SOLE				82191
Pfizer	COM	717081103	4326	152522	SH		SOLE				152522
Pinnacle West Capital Corp	COM	723484101	684	15175	SH		SOLE				15175
Proctor & Gamble	COM	742718109	3452	55702	SH		SOLE				55702
RPM Inc.	COM	749685103	4536	238875	SH		SOLE				238875
Royal Dutch Shell ADR	COM	780257804	636	9625	SH		SOLE				9625
South Jersey Industries	COM	838518108	3883	129835	SH		SOLE				129835
Southern Company	COM	842587107	3884	112722	SH		SOLE				112722
Tiffany & Co.	COM	88654710	508	15305	SH		SOLE				15305
UGI Corp	COM	902681105	2881	117826	SH		SOLE				117826
Unitedhealth Group Inc.	COM	91324P102	3299	67048	SH		SOLE				67048
Valley National Bancorp	COM	919794107	2905	113593	SH		SOLE				113593
Verizon Communications	COM	92343v104	3845	103542	SH		SOLE				103542
Viacom Class B	COM	92553p201	1504	40439	SH		SOLE				39990
Wal Mart	COM	931142103	1147	23256	SH		SOLE				23256
Washington Mutual Inc.	COM	939322103	4182	96204	SH		SOLE				96204
"General Growth Properties, Inc"	COM	370021107	6148	129014	SH		SOLE				129014
UMH Properties Inc.	COM	911024107	2369	153345	SH		SOLE				153345
Washington Real Estate Investm	COM	939653101	5292	132964	SH		SOLE				132964